                                                                                         Registration No. 333-66835
                                                                                                  File No. 811-9097

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                      [ ]

         Pre-Effective Amendment No. __                                                                      [ ]

         Post-Effective Amendment No. 4                                                                      [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                  [ ]

         Amendment No. 6                                                                                     [X]

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                                              OPPENHEIMER EUROPE FUND
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                                (Exact Name of Registrant as Specified in Charter)

                                    6803 South Tucson Way, Englewood, CO 80112
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                                (Address of Principal Executive Offices) (Zip Code)

                                                  1.800.525.9310

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                               (Registrant's Telephone Number, including Area Code)

                                               Robert G. Zack, Esq.

                                              OppenheimerFunds, Inc.

                                   498 Seventh Avenue, New York, New York 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]  On December 28, 2001 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On _______ pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On ____________ pursuant to paragraph (a)(2)

of Rule 485.

If appropriate, check the following box:

[   ]  This  post-effective  amendment  designates  a new  effective  date for a  previously  filed  post-effective amendment.